Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties Balances and Transactions

A.	Balances with related parties

	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Assets

Other receivables	3	11

Liabilities

Payables	19	22
Accrued expenses	88	31
Payroll and related	7	14
Stockholders’ loans	157	161

B.	Transactions with related parties

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Subcontractors and professional expenses (1)	207	347
Salaries and related expenses (2)	252	439
Stock based compensation (3)	279	1,459
Rent and Maintenance (4)	82	80
Interest expenses, see note 8	4	5

(1)	For the years ended December 31, 2024, and 2023, the Company paid to two directors of the Parent Company an aggregate consideration of US$170 thousand and US$161 thousand, respectively, in respect of research and development services.

For the years ended December 31, 2024, and 2023, the Company paid to one shareholder of the Parent Company and his relative an aggregate consideration of

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 18 - Related Parties Balances and Transactions (Cont’d)

B.	Transactions with related parties (cont’d)

US$5 thousand and US$150 thousand, respectively in respect to consulting services.

For the years ended December 31, 2024, and 2023, the Company paid to the Parent Company non-employee directors an aggregate consideration of US$32 thousand and US$36 thousand, respectively ,with respect of their services.

(2)	For the year ended December 31, 2024, and 2023 the Company paid to four of its officers, salary and related expenses totaled to US$252 thousand and US$439 thousand, respectively.

(3)	Following the adoption of the 2020 Incentive Stock Plan by the Parent Company on December 23, 2020, and the adoption of the sub plan (the “Israeli appendix”) on April 29, 2021, the Parent Company granted during the year 2024 to its officer and director 1,715,500 options to purchase shares of Common Stock (See also note 9-C).

The Parent Company granted during the year 2023 to its officers and shareholder and his relative 1,636,000 options to purchase shares of Common Stock (See also note 9-C).

(4)	For the year ended December 31, 2024, the Company recorded a liability on amount of $82 thousand and for the year ended 2023, the Company paid a yearly amount of US$80 thousand to an entity in which two directors of the Company are stakeholders in the entity, for rent and office services.